Fair Value of Financial Instruments - Summary of Financial Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Predecessor Company
Assets measured at fair value
Marketable securities held in Trust Account		$ 453,742,245	$ 452,816,525
Fair Value, Recurring [Member]
Assets measured at fair value
Assets measured at fair value	$ 206,125,000		190,344,000
Liabilities measured at fair value
Liabilities measured at fair value	47,783,000		50,926,000
Fair Value, Recurring [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	1,882,000		3,277,000
Fair Value, Recurring [Member] | Contingent Consideration Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	45,901,000		47,649,000
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets measured at fair value
Assets measured at fair value	204,301,000		184,224,000
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member] | Predecessor Company
Assets measured at fair value
Marketable securities held in Trust Account		453,742,245	452,816,525
Assets measured at fair value		$ 453,742,245	452,816,525
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value
Assets measured at fair value	1,824,000
Liabilities measured at fair value
Liabilities measured at fair value	1,882,000		3,277,000
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	1,882,000		3,277,000
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets measured at fair value
Assets measured at fair value			6,120,000
Liabilities measured at fair value
Liabilities measured at fair value	45,901,000		47,649,000
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member] | Contingent Consideration Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	45,901,000		47,649,000
Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member]
Assets measured at fair value
Assets measured at fair value	204,301,000		184,224,000
Fair Value, Recurring [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets measured at fair value
Assets measured at fair value	204,301,000		184,224,000
Fair Value, Recurring [Member] | Contingent Consideration Receivable [Member]
Assets measured at fair value
Assets measured at fair value			6,120,000
Fair Value, Recurring [Member] | Contingent Consideration Receivable [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets measured at fair value
Assets measured at fair value			$ 6,120,000
Fair Value, Recurring [Member] | Derivative Financial Instruments [Member]
Assets measured at fair value
Assets measured at fair value	1,824,000
Fair Value, Recurring [Member] | Derivative Financial Instruments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value
Assets measured at fair value	$ 1,824,000